Restriction On Cash	12 Months Ended
Dec. 31, 2011
Restriction On Cash [Abstract]
Restriction On Cash

NOTE 13 - RESTRICTION ON CASH

The subsidiary bank is required to maintain an average reserve balance with the Federal Reserve Bank or in cash on hand. The average required reserve balances for the years ended December 31, 2011 and 2010, were $2,736,000 and $2,519,000, respectively.